Other non-financial liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Entity [Table]
Compensation-related liabilities	$ 7,257	$ 7,468
of which: Deferred Contingent Capital Plan	1,628	1,858
of which: financial advisor compensation plans	1,512	1,500
of which: other compensation plans	2,846	2,740
of which: net defined benefit liability	633	722
of which: other compensation-related liabilities	638	648
Deferred tax liabilities	300	564
Current tax liabilities	1,398	1,009
VAT and other tax payables	590	523
Deferred income	240	228
Liabilities of disposal group held for sale	1,298
Other	68	61
Total other non-financial liabilities	11,151	9,854
UBS AG
Entity [Table]
Compensation-related liabilities	4,795	4,776
of which: financial advisor compensation plans	1,512	1,497
of which: other compensation plans	2,140	2,034
of which: net defined benefit liability	617	711
of which: other compensation-related liabilities	526	534
Deferred tax liabilities	297	558
Current tax liabilities	1,365	943
VAT and other tax payables	524	470
Deferred income	225	212
Liabilities of disposal group held for sale	1,298
Other	68	61
Total other non-financial liabilities	$ 8,572	$ 7,018